Document And Entity Information	Dec. 19, 2023
Document Information [Line Items]
Entity, Registrant Name	EVO Transportation & Energy Services, Inc.
Document, Type	8-K
Document, Period End Date	Dec. 19, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-54218
Entity, Tax Identification Number	37-1615850
Entity, Address, Address Line One	2075 West Pinnacle Peak Rd. Suite 130
Entity, Address, City or Town	Phoenix
Entity, Address, State or Province	AZ
Entity, Address, Postal Zip Code	85027
City Area Code	877
Local Phone Number	973-9191
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0000728447